Basis of Presentation and Significant Accounting Policies (Details) $ / shares in Units, $ in Millions							12 Months Ended
		Feb. 03, 2017 USD ($)	Sep. 28, 2016 USD ($) $ / shares	Jun. 24, 2016 USD ($) $ / shares	Apr. 08, 2016 USD ($)	Sep. 03, 2015 USD ($) $ / shares	Dec. 31, 2016 USD ($) Operating_Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jan. 01, 2016 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of operating segments | Operating_Segment							2
Cash payments for acquisition, net of cash acquired	[1]						$ 18,368	$ 16,466	$ 195
Payments for merger termination costs					$ 150		150
Tax benefit due to adoption of accounting standard							89
Net cash provided by (used in) financing activities	[1]						(8,921)	(10,409)	(10,187)
Net cash provided by (used in) operating activities	[1]						15,901	14,688	17,084
Debt issuance costs							115
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns							4,300	3,900
Advertising expense							3,200	3,100	3,100
Research and development expenses	[2],[3]						7,872	7,690	8,393
Nonsoftware License Arrangement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Research and development expenses							82	429	1,400
Short-term Debt [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt issuance costs							1
Long-term Debt [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt issuance costs							114
Other Current Liabilities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns							2,800	2,600
Other Noncurrent Liabilities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns							357	272
Accounts Receivable, less Allowance for Doubtful Accounts [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns							1,200	1,100
Medivation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business acquisition, per share in cash (in dollars per share) | $ / shares			$ 81.50
Payments to acquire businesses, cash portion			$ 14,300
Cash payments for acquisition, net of cash acquired			$ 13,900
Anacor [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business acquisition, per share in cash (in dollars per share) | $ / shares				$ 99.25
Payments to acquire businesses, cash portion				$ 4,900
Cash payments for acquisition, net of cash acquired				4,500
Debt assumed				$ 698
Hospira [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business acquisition, per share in cash (in dollars per share) | $ / shares						$ 90
Payments to acquire businesses, cash portion						$ 16,100
Cash payments for acquisition, net of cash acquired						$ 15,700
Accounting Standards Update 2015-03 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt issuance costs								(79)
Accounting Standards Update 2015-03 [Member] | Short-term Debt [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt issuance costs								1
Accounting Standards Update 2015-03 [Member] | Long-term Debt [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt issuance costs								79
Accounting Standards Update 2015-03 [Member] | Other Current Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt issuance costs								(1)
Accounting Standards Update 2015-03 [Member] | Other Noncurrent Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Debt issuance costs								(79)
ICU Medical [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | HIS [Member] | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received for disposition		$ 900
Share transfer restriction term for disposition		18 months
New Accounting Pronouncement, Early Adoption, Effect [Member] | Accounting Standards Update 2016-09, Statutory Tax Withholding Component [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by (used in) financing activities							$ 137	189	195
Net cash provided by (used in) operating activities	[1]							$ (189)	$ (195)
New Accounting Pronouncement, Early Adoption, Effect [Member] | Retained Earnings [Member] | Accounting Standards Update 2016-09 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Increase in retained earnings due to adoption of new accounting standard										$ 13

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.